Business Combinations	12 Months Ended
Dec. 31, 2021
Business Combinations
Business Combinations

Note 15 Business Combinations

On November 3, 2020, Calliditas acquired a controlling interest in Genkyotex SA, a biopharmaceutical company specializing in NOX therapies with offices in France and Switzerland. Its unique platform enables the identification of orally available small molecules which selectively inhibit specific NOX enzymes that amplify multiple disease processes such as fibrosis and inflammation. The purpose of the acquisition is that it adds a late-stage orphan pipeline asset and platform in inflammation and fibrosis to the Groups product portfolio in orphan diseases.

The fair value of the acquired assets and assessed liabilities for the acquisition of Genkyotex SA in 2020 was preliminarily established for the first 12 months and have thereafter been finalized.

The fair value of the acquisitions of Genkyotex have changed due to allocation of assets and liabilities to Switzerland and therefore IFRS adjustments were made to the acquisition values.

There were no business acquisitions during the financial year 2021.

	Preliminary	Adjustments	Final
The assets and liabilities recognized in conjunction with the acquisition are as follows:
Intangible assets: NOX Platform	382,521	(34,349)	348,124
Intangible assets: Other licenses	28,893	—	28,893
Non-current assets	2,438	—	2,438
Other current assets	10,022	—	10,022
Cash	32,265	—	32,265
Pension liabilities	(9,410)	—	(9,410)
Deferred tax liabilities	(82,683)	43,971	(38,712)
Other non-current liabilities	(643)	—	(643)
Other current liabilities	(20,677)	—	(20,677)
Acquired identified assets	342,726	9,574	352,300
Non-controlling interests	(136,084)	—	(136,084)
Goodwill	48,839	(9,574)	39,265
Acquired net assets	255,481	—	255,481

The gross amounts of acquired receivables does not differ significantly from fair value.

The below table describes the adjustments to the Group opening balance sheet from the finalization of the fair value.

		December 31,
(SEK in thousands)	2020	Adjustment	2020

ASSETS
Non-current assets
Intangible assets	461,367	(42,542)	418,825
Equipment	163	—	163
Right-of-use assets	5,244	—	5,244
Non-current financial assets	2,225	—	2,225
Deferred tax assets	600	—	600
Total non-current assets	469,599	(42,542)	427,057

Current assets
Total current assets	1,036,851	—	1,036,851
TOTAL ASSETS	1,506,450	(42,542)	1,463,908

EQUITY AND LIABILITIES
Equity
Total equity	1,256,300	—	1,256,300

Non-current liabilities
Provisions	55,361	—	55,361
Pensions Liabilities	8,296	—	8,296
Deferred tax liabilities	79,996	(42,542)	37,454
Lease liabilities	878	—	878
Total non-current liabilities	144,531	(42,542)	101,989

Currents liabilities
Total current liabilities	105,619	—	105,619
TOTAL EQUITY AND LIABILITIES	1,506,450	(42,542)	1,463,908